Warrant liabilities	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Disclosure Of Warrant liabilities
21.
Warrant liabilities

In connection with the Business Combination, Bridgetown 2’s 12,960,000 private placement warrants were exchanged for 12,960,000 warrants of the Company, the exercise of which will result in the issuance of 12,960,000 ordinary shares should the market price exceeds a price of US$11.50 per ordinary share. The terms of the warrants remain unchanged following the assignment. As of December 31, 2022, all warrants were outstanding.

The private placement warrants that were exchanged for warrants of the Company were considered to be part of the net assets acquired and therefore, management applied the provisions of debt and equity classification under IAS 32 Financial Instruments: Presentation (“IAS 32”). In accordance with IAS 32, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognized in the consolidated statement of comprehensive loss at each reporting date. As these warrants include contingent settlement provisions that introduce potential variability to the settlement amounts of the warrants, dependent on the occurrence of some uncertain future events, the warrants are accounted for as derivative financial liabilities at fair value, with changes in fair value recognised within “Other (losses)/gains – net” within the consolidated statements of comprehensive loss.

The Group applied a Black Scholes pricing model to estimate the fair value of the warrant liabilities. The significant inputs into the model are shown below.

	17 March 2022 (Closing Date)	31 December 2022
Share price at grant date	US$8.33	US$4.31
Exercise price/warrant	US$11.50	US$11.50
Expected volatility	41.36%	34.40%
Dividend yield	Nil	Nil
Option life (years)	5.00	4.21
Annual risk-free interest rate	2.23%	4.11%

Expected volatility was determined based on the historical volatility of comparable public-listed companies. The fair value of warrants decreased from US$20,490,000 ($28,116,000) as at 17 March 2022 to US$3,562,000 ($4,775,000) as at 31 December 2022, resulting in a change in fair value of warrant liabilities of US$16,928,000 ($23,341,000) for the year ended 31 December 2022 (Note 8).